RIGHT-OF-USE LEASE ASSETS AND LEASE LIABILITY - Weighted average remaining lease terms and discount rates (Details)	Mar. 31, 2020
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 3 months 18 days
Weighted average discount rate	4.80%